Events After the Balance Sheet Date	12 Months Ended
Dec. 31, 2017
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Events After the Balance Sheet Date
36.	EVENTS AFTER THE BALANCE SHEET DATE

BOND ISSUANCE

On 23 January 2018, Anheuser-Busch InBev SA/NV issued 4.25 billion euro aggregate principal amount of bonds. The bonds comprise the following series: 1.5 billion euro aggregate principal amount of floating rate Notes due 15 April 2024 bearing interest at annual rate of 30 basis point above three-month EURIBOR; 2.0 billion euro aggregate principal amount of fixed rate Notes due 22 January 2027 bearing interest at an annual rate of 1.150% and 0.75 billion euro aggregate principal amount of fixed rate Notes due 23 January 2035 bearing interest at an annual rate of 2.000%.

The proceeds of the Notes will be used for general corporate purposes. The Notes were issued by Anheuser-Busch InBev SA/NV under its Euro Medium Term Note programme base prospectus published on 20 December 2017.

EARLY REDEMPTION OF NOTES

On 15 February 2018, AB InBev announced that it is exercising its option to redeem in full the entire outstanding principal amount of the 7.75% Notes due in 2019 on 19 March 2018. The total principal amount of the notes that will be retired is approximately 2.5 billion US dollar and the redemption of the notes will be financed with cash.

DEFERRED SHARE INSTRUMENT

On 1 March 2018, AB InBev announced that it will deliver 23 076 922 Ordinary Shares on 21 May 2018, that are due under deferred share instruments.

The deferred share entitlements had been issued by AB InBev in connection with the closing of the Grupo Modelo acquisition in June 2013. Under such entitlements, selected former Grupo Modelo shareholders committed upon tendering of their shares in Grupo Modelo, to invest 1.5 billion US dollar of their proceeds from the tender offer into ordinary shares of AB InBev, and acquired an aggregate of 23 076 922 ordinary shares, to be delivered within five years. The consideration for the acquisition of such ordinary shares was paid by such former Grupo Modelo shareholders to AB InBev on 5 June 2013.

The deferred share entitlements provided for the delivery of these ordinary shares no later than 5 June 2018. Such delivery obligation will be met through the use of part of AB InBev’s outstanding treasury shares.